Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Amortization Methods and Estimated Useful Lives of the Respective Intangible Assets	Amortization methods and estimated useful lives of the respective assets are set out as follows:
Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Apipost data	N/A	Indefinite life
Other	Straight-line method	5 years

Schedule of Disaggregation of Revenue	For the years ended June 30, 2023, 2022 and 2021, all of the Company’s revenue was generated in the PRC and contributed by the VIE and VIE’s subsidiaries. The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:
	For the Years Ended June 30,
	2023	2022(1)	2021
SaaS/PaaS services
Real-time engagement services	$13,065,501	$14,841,071	$15,344,241
SMS services	17,085,803	16,429,769	5,959,759
CDN services	2,773,165	—	—
Subtotal	32,924,469	31,270,840	21,304,000
Cloud related services
Customized platform development services	10,460,478	10,284,571	—
Software license and other cloud related services	5,226,520	1,912,252	2,657,900
Subtotal	15,686,998	12,196,823	2,657,900
AI solution services	33,638,104	25,132,715	17,487,520
Total revenues	$82,249,571	$68,600,378	$41,449,420
	For the Years Ended June 30,
	2023	2022	2021
Services transferred over time	$31,910,013	$27,955,419	$18,217,045
Services transferred at a point in time	14,797,126	11,956,134	2,387,548
Goods transferred at a point in time	35,542,432	28,688,825	20,844,827
Total revenues	$82,249,571	$68,600,378	$41,449,420

Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of June 30,
	2023	2022	2021
Year-end spot rate	7.2513	6.6981	6.4566
	For the Year Ended June 30,
	2023	2022	2021
Average rate	6.9536	6.4554	6.6221